Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Net Income Per Share
Schedule of basic and diluted net income per share

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Numerator:
Net income	37,243	58,937	63,656
Accretion of Series A Preferred Shares	(3,222)	—	—
Income allocated to participating preferred shareholders	(12,681)	—	—
Net income available to ordinary shareholders	21,340	58,937	63,656

Denominator:
Weighted average number of ordinary shares outstanding—basic	39,647,790	46,297,314	44,910,676
Dilutive effect of share options	2,737,043	1,445,784	917,246
Weighted average number of ordinary shares outstanding—diluted	42,384,833	47,743,098	45,827,922
Basic net income per share	0.54	1.27	1.42
Diluted net income per share	0.50	1.23	1.39